NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Disaggregation of Revenue) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 8,039,448	$ 13,641,315
Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,238,405	12,263,856
Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,801,043	1,377,459
Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,956,130	11,963,438
Technical Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,801,043
Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	266,449	246,658
Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,155	53,760
Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,008,671
Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		1,377,459
Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,558,405	11,201,794
Rail [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,131,155	10,020,318
Rail [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,427,250	1,181,476
Rail [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,131,155	10,020,318
Rail [Member] | Technical Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,427,250
Rail [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		1,181,476
Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	298,705	465,782
Commercial [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	59,616	422,230
Commercial [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	239,089	43,552
Commercial [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	59,616	422,230
Commercial [Member] | Technical Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	239,089
Commercial [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		43,552
Petrochemical [Member]
Disaggregation of Revenue [Line Items]
Revenue	23,951	99,841
Petrochemical [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	33,363	70,545
Petrochemical [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	(9,412)	29,296
Petrochemical [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	33,363	70,545
Petrochemical [Member] | Technical Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	(9,412)
Petrochemical [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		29,296
Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	687,293	201,659
Government [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	599,481	88,723
Government [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	87,812	112,936
Government [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Government [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	599,481	88,723
Government [Member] | Technical Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	87,812
Government [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Government [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Government [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Government [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		112,936
Banking [Member]
Disaggregation of Revenue [Line Items]
Revenue	188,819	1,371,821
Banking [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	132,515	1,361,622
Banking [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	56,304	10,199
Banking [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	132,515	1,361,622
Banking [Member] | Technical Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	56,304
Banking [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		10,199
IT Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue	273,604	300,418
IT Suppliers [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	273,604	300,418
IT Suppliers [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member] | Technical Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	266,449	246,658
IT Suppliers [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,155	53,760
IT Suppliers [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member] | Maintenance & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,008,671
Artificial Intelligence [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,008,671
Artificial Intelligence [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Technical Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,008,671
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,039,448	13,641,315
North America [Member] | Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,558,405	11,201,794
North America [Member] | Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	298,705	465,782
North America [Member] | Petrochemical [Member]
Disaggregation of Revenue [Line Items]
Revenue	23,951	99,841
North America [Member] | Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	687,293	201,659
North America [Member] | Banking [Member]
Disaggregation of Revenue [Line Items]
Revenue	188,819	1,371,821
North America [Member] | IT Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue	273,604	$ 300,418
North America [Member] | Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,008,671